Intangible Assets and Consideration Payable - Schedule of Consideration Payable (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Consideration Payable [Abstract]
Consideration payable – undiscounted		$ 1,000,000
Discount on initial recognition		(138,548)
Fair value on initial recognition		861,452
Paid in cash		(50,000)
Accretion	$ 9,684	73,015
Balance		884,467
Consideration payable – current		350,000
Consideration payable – non-current		$ 534,467